UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

1.808787.105

EMI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.8%
		Principal Amount (b)	Value
Argentina - 0.1%
Arcos Dorados BV 7.5% 10/1/19 (b)(d)		$ 600,000	$ 600,000
Australia - 0.1%
Leighton Finance International 7.875% 5/16/11		250,000	241,250
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		930,000	943,950
Bermuda - 0.1%
AES China Generating Co. Ltd. 8.25% 6/26/10		245,000	230,913
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		250,000	270,000
TOTAL BERMUDA			500,913
Brazil - 0.3%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (Reg. S)		590,000	625,400
Centrais Electricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (d)		545,000	588,600
TOTAL BRAZIL			1,214,000
British Virgin Islands - 0.0%
Road King Infrastructure Finance 2004 Ltd. 6.25% 7/15/11		235,000	223,250
Cayman Islands - 1.0%
Agile Property Holdings Ltd. 9% 9/22/13 (Reg. S)		250,000	248,125
CSN Islands XI Corp. 6.875% 9/21/19 (d)		630,000	632,835
Odebrecht Finance Ltd. 9.625% 4/9/14 (d)		560,000	649,600
TDIC Finance Ltd. 6.5% 7/2/14 (d)		1,745,000	1,884,600
Vale Overseas Ltd. 5.625% 9/15/19		240,000	244,536
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (d)		635,000	631,825
TOTAL CAYMAN ISLANDS			4,291,521
Chile - 0.3%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19 (d)		1,230,000	1,346,850
Colombia - 0.3%
Empresas Publicas de Medellin 7.625% 7/29/19 (d)		1,090,000	1,190,825
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		880,000	737,880
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (a)(d)		1,235,000	0
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Indonesia - continued
APP International Finance (Mauritius) Ltd.: - continued
0% 7/5/01 (Reg. S) (a)		$ 445,000	$ 0
BLT Finance BV 7.5% 5/15/14 (Reg. S)		245,000	134,808
Korea (South) - 1.7%
Export-Import Bank of Korea 8.125% 1/21/14		1,425,000	1,646,303
Hana Bank 6.5% 4/9/12 (d)		560,000	599,200
Industrial Bank of Korea 7.125% 4/23/14 (d)		1,460,000	1,607,314
POSCO 8.75% 3/26/14 (d)		1,345,000	1,565,311
SK Broadband Co., Ltd. 7% 2/1/12 (d)		1,610,000	1,650,250
Woori Bank 7% 2/2/15 (d)		690,000	744,855
TOTAL KOREA (SOUTH)			7,813,233
Luxembourg - 2.0%
ArcelorMittal SA 9% 2/15/15		745,000	856,750
Millicom International Cellular SA 10% 12/1/13		820,000	850,750
Mobile Telesystems Finance SA 8.375% 10/14/10 (Reg. S)		850,000	885,063
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,250,000	1,200,000
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (c)		325,000	312,000
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		875,000	901,250
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		755,000	777,650
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		795,000	818,850
RSHB Capital SA 9% 6/11/14 (d)		1,315,000	1,438,216
TNK-BP Finance SA 7.5% 3/13/13 (d)		860,000	867,525
TOTAL LUXEMBOURG			8,908,054
Mexico - 0.4%
Alestra SA de RL de CV 11.75% 8/11/14 (d)		245,000	270,113
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		795,000	862,575
Petroleos Mexicanos 4.875% 3/15/15 (d)		630,000	623,700
TOTAL MEXICO			1,756,388
Multi-National - 1.4%
Central American Bank 5.375% 9/24/14 (d)		1,980,000	1,975,050
Corporacion Andina de Fomento 8.125% 6/4/19		1,280,000	1,495,936
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Multi-National - continued
Eurasian Development Bank 7.375% 9/29/14 (d)		$ 780,000	$ 805,350
International Bank Reconstruction & Development 10% 4/5/12 (e)	RUB	57,600,000	1,923,210
TOTAL MULTI-NATIONAL			6,199,546
Netherlands - 3.0%
Bulgaria Steel Finance BV 12% 5/4/13 unit (a)	EUR	600,000	17,560
Indosat Finance Co. BV 7.75% 11/5/10		625,000	635,938
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		840,000	789,600
6.875% 11/4/11 (Reg. S)		954,000	963,540
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (d)		1,560,000	1,653,600
9.125% 7/2/18 (d)		1,150,000	1,247,750
11.75% 1/23/15 (d)		2,470,000	2,920,775
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		465,000	476,625
7.75% 10/17/16		530,000	560,475
7.875% 6/29/37		525,000	527,625
8% 8/7/19 (d)		830,000	889,345
Matahari International Finance Co. BV 10.75% 8/7/12		1,470,000	1,492,050
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)		1,090,000	1,111,800
TOTAL NETHERLANDS			13,286,683
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		245,000	237,650
Philippines - 0.3%
National Power Corp. 6.875% 11/2/16 (d)		1,230,000	1,285,350
Qatar - 0.3%
Qtel International Finance Ltd. 6.5% 6/10/14 (d)		1,310,000	1,431,175
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (d)		615,000	698,025
United Arab Emirates - 0.3%
Dolphin Energy Ltd. 5.888% 6/15/19 (d)		1,230,000	1,245,375
United Kingdom - 0.1%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		700,000	623,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - 1.0%
NII Capital Corp. 10% 8/15/16 (d)		$ 615,000	$ 638,063
Pemex Project Funding Master Trust 8.625% 2/1/22		3,370,000	3,909,200
TOTAL UNITED STATES OF AMERICA			4,547,263
Venezuela - 4.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		27,145,000	16,762,038
5.375% 4/12/27		4,625,000	2,220,000
5.5% 4/12/37		1,625,000	769,438
TOTAL VENEZUELA			19,751,476
TOTAL NONCONVERTIBLE BONDS (Cost $76,770,257)			79,208,465
Government Obligations - 70.8%

Argentina - 4.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		11,399,615	7,694,740
par 2.5% 12/31/38 (c)		9,205,000	3,083,675
7% 9/12/13		2,790,000	2,174,030
7% 10/3/15		7,900,000	5,725,964
8.375% 12/20/03 (a)		2,870,000	947,100
11% 10/9/06 (a)		1,630,000	537,900
11% 12/4/05 (a)		1,105,000	375,700
11.75% 4/7/09 (a)		705,000	232,650
TOTAL ARGENTINA			20,771,759
Belize - 0.1%
Belize Government 4.25% 2/20/29 (c)(d)		549,700	302,335
Brazil - 10.3%
Brazilian Federative Republic:
5.625% 1/7/41		555,000	541,114
5.875% 1/15/19		5,325,000	5,711,063
6% 1/17/17		1,760,000	1,896,400
7.125% 1/20/37		3,185,000	3,790,150
7.875% 3/7/15		1,180,000	1,389,450
8% 1/15/18		5,543,888	6,417,051
8.25% 1/20/34		2,600,000	3,432,000
8.875% 4/15/24		2,045,000	2,719,850
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - continued
Brazilian Federative Republic: - continued
10.125% 5/15/27		$ 2,520,000	$ 3,754,800
11% 8/17/40		5,220,000	7,007,850
12.25% 3/6/30		3,570,000	6,283,200
12.75% 1/15/20		1,790,000	2,899,800
TOTAL BRAZIL			45,842,728
Colombia - 2.1%
Colombian Republic:
7.375% 3/18/19		2,095,000	2,409,250
7.375% 9/18/37		1,160,000	1,310,800
10.375% 1/28/33		640,000	937,600
11.75% 2/25/20		3,333,000	4,849,515
TOTAL COLOMBIA			9,507,165
Congo - 0.6%
Congo Republic 3% 6/30/29 (c)		5,396,000	2,644,040
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/18 (d)		830,662	880,502
9.5% 9/27/11 (Reg. S)		836,559	870,022
TOTAL DOMINICAN REPUBLIC			1,750,524
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (d)		755,000	658,738
Egypt - 0.4%
Arab Republic of Egypt 10.0718% 10/27/09	EGP	9,600,000	1,734,351
El Salvador - 0.9%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		590,000	590,000
7.75% 1/24/23 (Reg. S)		1,050,000	1,131,375
8.25% 4/10/32 (Reg. S)		365,000	388,725
8.5% 7/25/11 (Reg. S)		1,835,000	1,945,100
TOTAL EL SALVADOR			4,055,200
Gabon - 0.6%
Gabonese Republic 8.2% 12/12/17 (d)		2,580,000	2,663,850
Georgia - 1.0%
Georgia Republic 7.5% 4/15/13		4,460,000	4,426,550
Ghana - 0.4%
Ghana Republic 8.5% 10/4/17 (d)		1,685,000	1,693,425
Government Obligations - continued
		Principal Amount (b)	Value
Indonesia - 6.6%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		$ 2,940,000	$ 3,160,500
6.875% 3/9/17 (d)		2,020,000	2,176,550
6.875% 1/17/18 (d)		1,895,000	2,041,863
7.25% 4/20/15 (d)		1,330,000	1,466,325
7.5% 1/15/16 (d)		4,315,000	4,789,650
7.75% 1/17/38 (d)		1,750,000	1,942,500
8.5% 10/12/35 (d)		3,715,000	4,485,863
10% 10/15/11	IDR	6,417,000,000	688,275
10.375% 5/4/14 (d)		565,000	687,888
11.625% 3/4/19 (d)		2,525,000	3,560,250
12% 10/15/10	IDR	9,873,000,000	1,068,683
12% 9/15/11	IDR	31,685,000,000	3,501,951
TOTAL INDONESIA			29,570,298
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,690,000	3,564,400
Israel - 0.4%
Israeli State 7% 4/29/11	ILS	6,295,000	1,794,539
Ivory Coast - 1.5%
Ivory Coast:
FLIRB 5% 3/29/18 (Reg. S) (a)(f)		9,145,000	4,206,700
past due interest 3% 3/30/18 (Reg. S) (a)(f)		5,358,000	2,464,680
TOTAL IVORY COAST			6,671,380
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		470,000	347,800
Korea (South) - 0.4%
Korean Republic 5.25% 12/10/10	KRW	2,085,000,000	1,801,451
Lebanon - 1.9%
Lebanese Republic:
4% 12/31/17		3,357,500	2,979,781
7.875% 5/20/11 (Reg. S)		235,000	247,925
9% 3/20/17		825,000	907,500
9.125% 3/12/13		585,000	643,500
11.625% 5/11/16 (Reg. S)		2,925,000	3,597,750
TOTAL LEBANON			8,376,456
Government Obligations - continued
		Principal Amount (b)	Value
Mexico - 2.5%
United Mexican States:
5.625% 1/15/17		$ 3,320,000	$ 3,464,420
7.25% 12/15/16	MXN	23,340,000	1,668,749
11.375% 9/15/16		1,494,000	2,057,985
11.5% 5/15/26		2,635,000	4,087,676
TOTAL MEXICO			11,278,830
Pakistan - 1.0%
Islamic Republic of Pakistan:
6.875% 6/1/17 (d)		1,985,000	1,726,950
7.125% 3/31/16 (d)		2,420,000	2,190,100
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (f)		625,000	625,000
TOTAL PAKISTAN			4,542,050
Peru - 0.6%
Peruvian Republic 7.35% 7/21/25		2,150,000	2,510,125
Philippines - 2.3%
Philippine Republic:
6.5% 1/20/20		3,870,000	4,150,575
9.375% 1/18/17		2,230,000	2,765,200
10.625% 3/16/25		2,540,000	3,572,002
TOTAL PHILIPPINES			10,487,777
Poland - 3.1%
Polish Government:
0% 1/25/12	PLN	17,640,000	5,473,317
6.375% 7/15/19		7,540,000	8,425,950
TOTAL POLAND			13,899,267
Russia - 7.4%
Russian Federation:
7.5% 3/31/30 (Reg. S)		25,652,600	27,993,387
12.75% 6/24/28 (Reg. S)		2,929,000	4,906,075
TOTAL RUSSIA			32,899,462
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (c)(d)		1,260,000	1,241,100
South Africa - 0.4%
South African Republic 13.5% 9/15/15	ZAR	10,575,000	1,746,840
Government Obligations - continued
		Principal Amount (b)	Value
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (d)		$ 1,355,000	$ 1,375,325
Thailand - 0.2%
Kingdom of Thailand 5.25% 5/12/14	THB	26,645,000	861,986
Turkey - 6.6%
Turkish Republic:
6.75% 4/3/18		1,170,000	1,231,425
6.875% 3/17/36		1,815,000	1,815,000
7% 9/26/16		3,665,000	3,939,875
7% 3/11/19		1,980,000	2,108,700
7% 6/5/20		1,170,000	1,244,646
7.25% 3/15/15		995,000	1,085,844
7.25% 3/5/38		940,000	970,550
7.375% 2/5/25		2,640,000	2,864,400
7.5% 7/14/17		1,935,000	2,131,016
7.5% 11/7/19		1,175,000	1,289,563
9.5% 1/15/14		2,345,000	2,743,650
11% 1/14/13		2,255,000	2,694,725
11.5% 1/23/12		2,475,000	2,895,750
11.875% 1/15/30		1,550,000	2,501,390
TOTAL TURKEY			29,516,534
Ukraine - 1.1%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (d)		1,515,000	1,189,275
6.875% 3/4/11 (Reg. S)		1,225,000	1,136,188
Ukraine Government:
6.385% 6/26/12 (d)		545,000	478,238
6.75% 11/14/17 (d)		900,000	706,500
7.65% 6/11/13 (Reg. S)		1,400,000	1,256,500
TOTAL UKRAINE			4,766,701
Uruguay - 0.5%
Uruguay Republic 8% 11/18/22		1,910,000	2,139,200
Venezuela - 11.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	547,316
1.505% 4/20/11 (Reg. S) (f)		7,450,000	6,630,500
5.75% 2/26/16 (Reg S.)		4,930,000	3,648,200
7% 3/31/38		1,345,000	817,088
8.5% 10/8/14		8,395,000	7,513,525
Government Obligations - continued
		Principal Amount (b)	Value
Venezuela - continued
Venezuelan Republic: - continued
9% 5/7/23 (Reg. S)		$ 3,485,000	$ 2,620,720
9.25% 9/15/27		8,830,000	7,108,150
9.25% 5/7/28 (Reg. S)		2,280,000	1,721,400
9.375% 1/13/34		2,080,000	1,596,400
10.75% 9/19/13		10,570,000	10,464,300
13.625% 8/15/18		7,010,000	7,150,200
TOTAL VENEZUELA			49,817,799
Vietnam - 0.2%
Vietnamese Socialist Republic 6.875% 1/15/16 (d)		745,000	782,250
TOTAL GOVERNMENT OBLIGATIONS (Cost $292,302,718)			316,042,235
Supranational Obligations - 0.1%

European Bank for Reconstruction and Development euro 6.5% 12/20/10 (Cost $483,728)	RUB	16,000,000	514,786
Investment Companies - 4.5%
	Shares
United States of America - 4.5%
iShares MSCI Brazil Index ETF (Cost $18,194,052)	297,400	20,125,058
Preferred Securities - 0.6%
	Principal Amount (b)
Brazil - 0.6%
Globo Comunicacoes e Participacoes SA 9.375%	$ 2,385,000	2,428,747
Net Servicos de Comunicacao SA 9.25% (d)	360,000	362,177
TOTAL PREFERRED SECURITIES (Cost $2,785,450)		2,790,924
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g) (Cost $18,400,985)	18,400,985	$ 18,400,985
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $408,937,190)		437,082,453
NET OTHER ASSETS - 2.1%		9,502,648
NET ASSETS - 100%		$ 446,585,101
Security Type Abbreviations
ETF - Exchange Traded Fund
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
KRW	-	Korean won
MXN	-	Mexican peso
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
THB	-	Thai baht
ZAR	-	South African rand
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,630,561 or 16.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,145
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 79,208,465	$ -	$ 79,208,465	$ -
Government Obligations	316,042,235	-	316,042,235	-
Supranational Obligations	514,786	-	514,786	-
Investment Companies	20,125,058	20,125,058	-	-
Preferred Securities	2,790,924	-	2,790,924	-
Money Market Funds	18,400,985	18,400,985	-	-
Total Investments in Securities	$ 437,082,453	$ 38,526,043	$ 398,556,410	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 382,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	165,236
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(547,316)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (42,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $407,146,958. Net unrealized appreciation aggregated $29,935,495, of which $39,372,300 related to appreciated investment securities and $9,436,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009